MORGAN STANLEY INSTITUTIONAL FUND TRUST
522 Fifth Avenue
New York, New York 10036

VIA EDGAR

February 2, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Morgan Stanley Institutional Fund Trust
File Nos. 2-89729; 811-03980

Ladies and Gentlemen:

      On behalf of Morgan Stanley Institutional Fund Trust (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectuses and statement of additional information contained in Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A, filed on January 29, 2010, constituting the most recent amendment to this Registration Statement (“the Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on January 29, 2010, accession number 0000930413-10-000408.

     If you have any questions, please feel free to contact me at 212.296.6960 (tel) or 646.329.9957 (fax).

Very truly yours,

/s/ Lou Anne McInnis
Lou Anne McInnis
Assistant Secretary

Enclosures
cc: Stefanie V. Chang Yu, Esq.